Provisions and Contingencies - Breakdown of provisions by nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary Of Provisions [line items]
Provisions by nature, beginning	R$ 924,595
Additions	21,962
Reversals	(15,125)
Payments	(45,367)
Interest	11,980
Provisions by nature, ending	898,045
Current	43,660	R$ 40,455
Non-current	854,385	R$ 884,140
IRPJ and CSLL [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	541,281
Additions
Reversals	(537)
Payments
Interest	7,118
Provisions by nature, ending	547,862
PIS and COFINS [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	10,155
Additions
Reversals	(10,264)
Payments
Interest	109
Provisions by nature, ending
ICMS [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	96,472
Additions	15,580
Reversals
Payments	(4,085)
Interest	601
Provisions by nature, ending	108,568
Civil, environmental and regulatory claims [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	85,855
Additions
Reversals	(4,070)
Payments	(24,199)
Interest	186
Provisions by nature, ending	57,772
Labor litigation [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	98,010
Additions	6,382
Reversals
Payments	(17,083)
Interest	3,366
Provisions by nature, ending	90,675
Other [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	92,822
Additions
Reversals	(254)
Payments
Interest	600
Provisions by nature, ending	R$ 93,168